W&R TARGET FUNDS, INC.
6300 LAMAR AVENUE
P. O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

February 14, 2006

Securities and Exchange Commission
100 F Street NW
Washington DC 20549

Re:	W&R Target Funds, Inc. (the "Registrant")
File Nos. 33-11466 and 811-5017/CIK No. 810016
Post-Effective Amendment No. 40

Dear Sir or Madam:

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933, as amended ("1933 Act") and Amendment No. 40 under the Investment Company Act of 1940 for the above-referenced Registrant ("Amendment"). This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed original of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to add a new series to the Registrant: Energy Portfolio. Energy Portfolio is modeled after, and essentially the same as, Waddell & Reed Advisors Energy Fund, an existing fund within the Waddell & Reed family of funds, as identified below. Accordingly, we request that the Staff use the procedures of Investment Company Act Release No. 13768 (February 15, 1984) and conduct a selective review of the Amendment relating to the series.

Waddell & Reed Advisors Energy Fund is a series of Waddell & Reed Advisors Select Funds, Inc., CIK #1123488, whose shares were initially registered via its Post-Effective Amendment No. 8 to the Registration Statement under the 1933 Act, as filed with the Securities and Exchange Commission by EDGAR on October 21, 2005 under paragraph (a) of Rule 485, and offered via Post-Effective Amendment No. 10 to the Registration Statement under the 1933 Act, as filed with the Securities and Exchange Commission by EDGAR on January 4, 2006 under paragraph (b) of Rule 485.

Registrant requests that the effectiveness of the Amendment be accelerated to April 3, 2006, or as soon thereafter as possible. The conformed required written requests of Registrant and its principal underwriter are included with this filing.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.
Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary
and Associate General Counsel